Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
13
Income Taxes
Income tax expense for the years ended
December
31,
2016,
2015
and
2014
is as follows:

(Dollars in thousands)	2016	2015	2014
Current:
Federal	$939	(87)	262
State	55	(24)	74
Total current	994	(111)	336
Deferred:
Federal	2,322	1,393	3,753
State	806	329	813
Total deferred	3,128	1,722	4,566
Income tax expense	$4,122	1,611	4,902

The reasons for the difference between the expected income tax expense utilizing the federal corporate tax rate of
34%
and the actual income tax expense are as follows:

(Dollars in thousands)	2016	2015	2014
Expected federal income tax expense	$3,560	1,553	4,176
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	622	259	698
Tax exempt interest	(16)	(44)	(45)
Other, net	(44)	(157)	73
Income tax expense	$4,122	1,611	4,902

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at
December
31:

Dollars in thousands)	2016	2015
Deferred tax assets:
Allowances for loan and real estate losses	$4,186	4,169
Deferred compensation costs	262	235
Deferred ESOP loan asset	704	710
Nonaccruing loan interest	313	361
Federal net operating loss carryforward	0	1,805
State net operating loss carryforward	1,366	2,255
Alternative minimum tax credit carryforward	118	500
Capitalized other real estate owned expenses	56	530
Net unrealized loss on securities available for sale	542	142
Other	91	155
Total gross deferred tax assets	7,638	10,862

Deferred tax liabilities:
Deferred loan fees	100	247
Premises and equipment basis difference	126	139
Originated mortgage servicing rights	636	594
Federal tax liability on state net operating loss carryforwards	676	779
Core deposit intangible	74	105
Other	79	325
Total gross deferred tax liabilities	1,691	2,189
Net deferred tax assets	$5,947	8,673

The Company has
no
federal net operating loss carryforwards and
$14.3
million of state net operating loss
carryforwards at
December
31,
2016
that expire beginning in
2023.

Retained earnings at
December
31,
2016
included approximately
$8.8
million for which no provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of
the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the cumulative net income generated over the prior three
year period and the probability that taxable income will be generated in future periods. Negative evidence includes the current general business and economic environments. Based upon this evaluation, the Company determined that no
valuation allowance was required with respect to the net deferred tax assets at
December
31,
2016
and
2015.